LEGG MASON INVESTMENT TRUST

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INSTITUTIONAL TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON PARTNERS VARIABLE INCOME TRUST

LEGG MASON TAX FREE INCOME FUND

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED MAY 31, 2012

TO THE STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN

SCHEDULE A

For each fund listed in Schedule A, the following information supplements the information in the fund’s Statement of Additional Information:

Foreign Securities

Economic, Political and Social Factors. Certain non-U.S. countries, including emerging markets, may be subject to a greater degree of economic, political and social instability. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision making; (ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt the financial markets in such countries and the ability of the issuers in such countries to repay their obligations. In addition, it may be difficult for the fund to pursue claims against a foreign issuer in the courts of a foreign country. Investing in emerging countries also involves the risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging country, the fund could lose its entire investment in that country. Certain emerging market countries restrict or control foreign investment in their securities markets to varying degrees. These restrictions may limit the fund’s investment in those markets and may increase the expenses of the fund. In addition, the repatriation of both investment income and capital from certain markets in the region is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the fund’s operation. Economies in individual non-U.S. countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many non-U.S. countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging countries generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, affected adversely and significantly by economic conditions in the countries with which they trade.

Sovereign Government and Supranational Debt. The fund may invest in all types of debt securities of governmental issuers in all countries, including emerging markets. These sovereign debt securities may include: debt securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries; debt securities issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers; Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness; participations in loans between emerging market governments and financial institutions; or debt securities issued by supranational entities such as the World Bank or the European Economic Community. A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.

Sovereign debt is subject to risks in addition to those relating to non-U.S. investments generally. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due. The debtor’s willingness or ability to repay in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which the sovereign debtor may be subject. Sovereign debtors may also be dependent on disbursements or assistance from foreign governments or multinational agencies, the country’s access to trade and other international credits, and the country’s balance of trade. Assistance may be dependent on a country’s implementation of austerity measures and reforms, which measures may limit or be perceived to limit economic growth and recovery. Some sovereign debtors have rescheduled their debt payments, declared moratoria on payments or restructured their debt to effectively eliminate portions of it, and similar occurrences may happen in the future. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Europe — Recent Events. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro, the common currency of the European Union, and/or withdraw from the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching. Whether or not the fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the fund’s investments.

For each fund listed in Schedule A marked with an asterisk (*), the following information supplements the information in the fund’s Statement of Additional Information:

Grandfathered Retirement Program with Exchange Features

Certain retirement plan programs with exchange features in effect prior to November 20, 2006 (collectively, the “Grandfathered Retirement Program”), that are authorized by the distributor to offer eligible retirement plan investors the opportunity to exchange all of their Class C shares for Class A shares of an applicable fund sold by the distributor, are permitted to maintain such share class exchange feature for current and prospective retirement plan investors. Under the Grandfathered Retirement Program, Class C shares of a fund may be purchased by plans investing less than $3 million. Class C shares are eligible for exchange into Class A shares not later than eight years after the plan joins the program. They are eligible for exchange in the following circumstances:

If a participating plan’s total Class C holdings in all non-money market funds sold by the distributor equal at least $3,000,000 at the end of the fifth year after the date the participating plan enrolled in the Grandfathered Retirement Program, the participating plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the fund. Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan’s holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

Any participating plan that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of the same fund regardless of asset size at the end of the eighth year after the date the participating plan enrolled in the Grandfathered Retirement Program. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class C shares, but instead may acquire Class A shares of the same fund. Any Class C shares not converted will continue to be subject to the distribution fee.

For further information regarding this Program, contact your Service Agent or the transfer agent. Participating plans that enrolled in the Grandfathered Retirement Program prior to June 2, 2003 should contact the transfer agent for information regarding Class C exchange privileges applicable to their plan.

SCHEDULE A

LEGG MASON INVESTMENT TRUST

Fund	Date of SAI
Legg Mason Capital Management Opportunity Trust	May 1, 2012

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

Fund	Date of SAI
Legg Mason BW Diversified Large Cap Value Fund	January 31, 2012
Legg Mason Capital Management Disciplined Equity Research Fund	February 29, 2012
Legg Mason BW Absolute Return Opportunities Fund	February 29, 2012
Legg Mason Capital Management Value Trust	February 29, 2012
Legg Mason Capital Management Special Investment Trust	February 29, 2012
Legg Mason Capital Management Growth Trust	February 29, 2012
Legg Mason Strategic Real Return Fund	March 31, 2012
Legg Mason Batterymarch Emerging Markets Trust	May 1, 2012
Legg Mason Batterymarch International Equity Trust	May 1, 2012
Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio	May 1, 2012
Legg Mason BW Global Opportunities Bond Fund	May 1, 2012
Legg Mason BW International Opportunities Bond Fund	May 1, 2012

LEGG MASON PARTNERS EQUITY TRUST

Fund	Date of SAI
Legg Mason Investment Counsel Financial Services Fund	July 31, 2011
Legg Mason Capital Management All Cap Fund	August 31, 2011
Legg Mason ClearBridge Aggressive Growth Fund	December 31, 2011
Legg Mason ClearBridge Fundamental All Cap Value Fund	January 31, 2012
Legg Mason ClearBridge Small Cap Value Fund	January 31, 2012
Legg Mason Batterymarch S&P 500 Index Fund	January 31, 2012
Legg Mason Global Currents International Small Cap Opportunity Fund	January 31, 2012
Legg Mason ClearBridge Appreciation Fund	February 29, 2012
Legg Mason ClearBridge Tactical Dividend Income Fund	February 29, 2012
Legg Mason Esemplia Emerging Markets Equity Fund	February 29, 2012
Legg Mason ClearBridge Equity Fund	February 29, 2012
Legg Mason Batterymarch Global Equity Fund	February 29, 2012
Legg Mason Global Currents International All Cap Opportunity Fund	February 29, 2012
Legg Mason ClearBridge Large Cap Value Fund	February 29, 2012
Legg Mason ClearBridge Mid Cap Core Fund	February 29, 2012
Legg Mason ClearBridge Small Cap Growth Fund	February 29, 2012

Fund	Date of SAI
Legg Mason ClearBridge Mid Cap Growth Fund	February 29, 2012
Legg Mason ClearBridge Large Cap Growth Fund	March 31, 2012
Legg Mason Batterymarch U.S. Large Cap Equity Fund	March 31, 2012
Legg Mason ClearBridge Equity Income Builder Fund	May 1, 2012
Legg Mason Permal Tactical Allocation Fund	May 1, 2012

LEGG MASON PARTNERS INCOME TRUST

Fund	Date of SAI
Legg Mason Western Asset California Municipals Fund	July 1, 2011
Legg Mason Western Asset Managed Municipals Fund	July 1, 2011
Western Asset Emerging Markets Debt Portfolio	July 1, 2011
Legg Mason Western Asset Intermediate-Term Municipals Fund	July 31, 2011
Legg Mason Western Asset New Jersey Municipals Fund	July 31, 2011
Legg Mason Western Asset New York Municipals Fund	July 31, 2011
Legg Mason Western Asset Pennsylvania Municipals Fund	July 31, 2011
Legg Mason Western Asset Oregon Municipals Fund	August 31, 2011
Legg Mason Western Asset Adjustable Rate Income Fund	September 30, 2011
Legg Mason Western Asset Core Bond Fund	December 1, 2011
Legg Mason Western Asset Core Plus Bond Fund	December 1, 2011
Legg Mason Western Asset Strategic Income Fund	December 1, 2011
Legg Mason Western Asset High Income Fund	December 1, 2011
Legg Mason Western Asset Municipal High Income Fund	December 1, 2011
Western Asset Short Term Yield Fund	December 1, 2011
Legg Mason Western Asset Global Inflation Management Fund	February 29, 2012
Legg Mason Western Asset Short Duration Municipal Income Fund	February 29, 2012
Legg Mason Western Asset Intermediate Maturity California Municipals Fund	March 31, 2012
Legg Mason Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2012
Legg Mason Western Asset Massachusetts Municipals Fund	March 31, 2012
Legg Mason Western Asset Global High Yield Bond Fund	May 1, 2012
Legg Mason Western Asset Mortgage Backed Securities Fund	May 1, 2012
Legg Mason Western Asset Corporate Bond Fund	May 1, 2012
Legg Mason Western Asset Short-Term Bond Fund	May 1, 2012

LEGG MASON PARTNERS INSTITUTIONAL TRUST

Fund	Date of SAI
Western Asset Institutional Government Reserves	September 30, 2011
Western Asset Institutional AMT Free Municipal Money Market Fund	September 30, 2011
Western Asset Institutional Cash Reserves	December 29, 2011

Fund	Date of SAI
Western Asset Institutional Liquid Reserves	December 29, 2011
Western Asset Institutional Tax Free Reserves	December 29, 2011
Western Asset Institutional U.S. Treasury Reserves	December 29, 2011
Legg Mason Western Asset SMASh Series C Fund	February 29, 2012
Legg Mason Western Asset SMASh Series EC Fund	February 29, 2012
Legg Mason Western Asset SMASh Series M Fund	February 29, 2012

LEGG MASON PARTNERS MONEY MARKET TRUST

Fund	Date of SAI
Western Asset California Municipal Money Market Fund	July 31, 2011
Western Asset Municipal Money Market Fund	July 31, 2011
Western Asset New York Municipal Money Market Fund	July 31, 2011
Western Asset Government Money Market Fund	December 29, 2011
Western Asset Money Market Fund	December 29, 2011
Western Asset California Tax Free Money Market Fund	December 29, 2011
Western Asset Liquid Reserves	December 29, 2011
Western Asset Connecticut Municipal Money Market Fund	December 29, 2011
Western Asset New York Tax Free Money Market Fund	December 29, 2011
Western Asset Tax Free Reserves	December 29, 2011
Western Asset U.S. Treasury Reserves	December 29, 2011

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

Fund	Date of SAI
Western Asset Premium Liquid Reserves	December 29, 2011
Western Asset Premium U.S. Treasury Reserves	December 29, 2011
Western Asset Premium Tax Free Reserves	December 29, 2011

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Fund	Date of SAI
Legg Mason Dynamic Multi-Strategy VIT Portfolio	May 1, 2012
Legg Mason ClearBridge Variable Aggressive Growth Portfolio	May 1, 2012
Legg Mason ClearBridge Variable Appreciation Portfolio	May 1, 2012
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio	May 1, 2012
Legg Mason ClearBridge Variable Large Cap Value Portfolio	May 1, 2012
Legg Mason ClearBridge Variable Large Cap Growth Portfolio	May 1, 2012
Legg Mason ClearBridge Variable Mid Cap Core Portfolio	May 1, 2012
Legg Mason Investment Counsel Variable Social Awareness Portfolio	May 1, 2012

Fund	Date of SAI
Legg Mason ClearBridge Variable Equity Income Builder Portfolio	May 1, 2012
Legg Mason Variable Lifestyle Allocation 50%	May 1, 2012
Legg Mason Variable Lifestyle Allocation 70%	May 1, 2012
Legg Mason Variable Lifestyle Allocation 85%	May 1, 2012
Legg Mason ClearBridge Variable Small Cap Growth Portfolio	May 1, 2012

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Fund	Date of SAI
Legg Mason Western Asset Variable Money Market Portfolio	February 29, 2012
Legg Mason Western Asset Variable Global High Yield Bond Portfolio	May 1, 2012
Legg Mason Western Asset Variable High Income Portfolio	May 1, 2012
Legg Mason Western Asset Variable Strategic Bond Portfolio	May 1, 2012

LEGG MASON TAX FREE INCOME FUND

Fund	Date of SAI
Legg Mason Investment Counsel Maryland Tax-Free Income Trust	July 31, 2011

WESTERN ASSET FUNDS, INC.

Fund	Date of SAI
Western Asset Limited Duration Bond Fund*	May 1, 2012
Western Asset Intermediate Bond Fund*	May 1, 2012
Western Asset Core Bond Fund*	May 1, 2012
Western Asset Core Plus Bond Fund*	May 1, 2012
Western Asset Inflation-Indexed Plus Bond Fund*	May 1, 2012
Western Asset High Yield Fund*	May 1, 2012
Western Asset Non-U.S. Opportunity Bond Fund*	May 1, 2012
Western Asset Total Return Unconstrained Fund*	May 1, 2012
Western Asset Global Multi-Sector Fund*	May 1, 2012
Western Asset Enhanced Equity Fund*	May 1, 2012

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